Cover Page	Nov. 02, 2026
Entity Information [Line Items]
Entity Registrant Name	Public Service Enterprise Group Incorporated
Amendment Flag	false
Entity Central Index Key	0000788784
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation State Country Code	NJ
Entity File Number	001-09120
Entity Tax Identification Number	22-2625848
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Entity Registrant Name	Public Service Electric and Gas Company
Amendment Flag	false
Entity Central Index Key	0000081033
Entity Incorporation State Country Code	NJ
Entity File Number	001-00973
Entity Tax Identification Number	22-1212800
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Common Stock without par value [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock without par value
Trading Symbol	PEG
Security Exchange Name	NYSE
8.00% First and Refunding Mortgage Bonds, due 2037 [Member] | Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Security 12b Title	8.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37D
Security Exchange Name	NYSE
5.00% First and Refunding Mortgage Bonds, due 2037 [Member] | Public Service Electric and Gas Company [Member]
Entity Information [Line Items]
Security 12b Title	5.00% First and Refunding Mortgage Bonds, due 2037
Trading Symbol	PEG37J
Security Exchange Name	NYSE